Amortization of intangible assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible assets and goodwill [abstract]
Disclosure of amortization of intangible assets

	2023	2022	2021

Amortization of non-contractual customer relationships (note 14)	(12,970)	(9,773)	(785)
Amortization of contractual rights (note 14)	(3,123)	(2,526)	(3,623)
Amortization of placement agents’ fees (note 14)	(1,931)	(1,442)	(2,148)
Amortization of brands (note 14)	(3,553)	(3,228)	(253)
Amortization of software (note 14)	(793)	(410)	(164)
Amortization of intangible assets	(22,370)	(17,379)	(6,973)